Statements of Cash Flows (USD $)	1 Months Ended
Mar. 31, 2014
OPERATING ACTIVITIES
Net Loss	$ (22,606)
Adjustments to reconcile net income to net cash provided used for operations:
Stock-based compensation	2,100
Accounts Payable	(511)
Net cash used by Operating Activities	(21,017)
INVESTING ACTIVITIES
Net cash flows used investing activities
FINANCING ACTIVITIES
Advances from shareholders	21,100
Net cash provided by Financing Activities	21,100
Net cash increase for period	83
Cash, at end	83
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service	2,100
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes